Related party transactions (Details)		12 Months Ended
	Sep. 12, 2023 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 03, 2021 $ / shares	Aug. 20, 2021 GBP (£)
Disclosure of transactions between related parties [line items]
Exercise price, warrants | $ / shares						$ 11.50
Heritage Assets SCSP, Ropemaker Nominees Limited and Carlo Calabria
Disclosure of transactions between related parties [line items]
Number of shares sold | shares	7,935,164
Number of shares purchasable on exercise of warrants issued | shares	7,935,164
Offering price per ordinary share and accompanying warrant | $ / shares	$ 0.78
Heritage Assets SCSP, Ropemaker Nominees Limited and Carlo Calabria | 2023 Investor warrants
Disclosure of transactions between related parties [line items]
Exercise price, warrants | $ / shares		$ 0.78
Arqit PTE
Disclosure of transactions between related parties [line items]
Related party transactions, expense for secretarial and accounting services		$ 0	$ 5,091	$ 11,679
Arqit PTE | David Williams
Disclosure of transactions between related parties [line items]
Percentage of ownership interest held		50
Amounts payable, related party transactions			6,574
Related party transaction loans | £							£ 2,000,000
Borrowings interest rate							8.00%
Interest paid on borrowings				14,401	$ 0
Fee charged on borrowings				88,800	0
Arqit PTE | David Bestwick
Disclosure of transactions between related parties [line items]
Percentage of ownership interest held		50
Related party transaction loans | £							£ 2,000,000
Borrowings interest rate							8.00%
Interest paid on borrowings				14,401	0
Fee charged on borrowings				88,800	0
Arqit PTE | Lt General VL Jamieson
Disclosure of transactions between related parties [line items]
Related party transactions, expense for director services		$ 100,000	113,923	103,861
Arqit PTE | General S Wilson
Disclosure of transactions between related parties [line items]
Related party transactions, expense for director services		$ 100,000	100,575	73,398
Arqit PTE | Notion Capital
Disclosure of transactions between related parties [line items]
Related party transactions, expense for professional services			$ 0	$ 1,750	$ 0